UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2006

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holding
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:       Institutional Capital Corporation
Address:    225 West Wacker Drive, Suite 2400
            Chicago, Illinois  60606

Form 13F File No:             28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Robert J. Lukaszewicz
Title:            Vice President and Controller
Phone:            (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Robert J. Lukaszewicz   Chicago, Illinois     8/11/06
-------------------------   ------------------  -----------
    (Signature)               (City/State)         (Date)

Report Type (Check only one.):

[ ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number          Name
---------------          ----------------------
028-01190                Frank Russell Company



Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                      59

Form 13F Information Table Value Total:            $ 11,435,076
                                                  (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None






                                                 FORM 13F INFORMATION TABLE


                                               INSTITUTIONAL CAPITAL CORPORATION
                                                           FORM 13F
                                                           30-Jun-06

                                                                                                         Voting Authority
                                                                                                     --------------------------
                                                          Value      Shares/    Sh/ Put/ Invstmt Otr
Name of Issuer                  Title of class   CUSIP    (x$1000)   Prn Amt    Prn Call Dscretn Mgrs    Sole    Shared   None
------------------------------  -------------- ---------  --------   ---------- --- ---- ------- ----  --------  ------ --------
Abbott Laboratories                  COM       002824100    367,159   8,419,150 SH       Sole         7,852,400         566,750
Altria Group Inc.                    COM       02209S103    375,451   5,113,040 SH       Sole         4,828,240         284,800
American International Group         COM       026874107    346,709   5,871,446 SH       Sole         5,518,896         352,550
Aon Corp.                            COM       037389103    241,195   6,926,902 SH       Sole         6,576,161         350,741
AstraZeneca Plc ADR             SPONSORED ADR  046353108     13,564     226,750 SH       Sole           226,750
BP Plc - Sponsored ADR          SPONSORED ADR  055622104     30,768     442,000 SH       Sole           442,000
Bank of America Corp.                COM       060505104    542,599  11,280,649 SH       Sole        10,462,999         817,650
Baxter International Inc.            COM       071813109    355,987   9,684,080 SH       Sole         9,054,280         629,800
BellSouth Corp.                      COM       079860102    256,389   7,082,560 SH       Sole         6,380,160         702,400
Boston Scientific Corp.              COM       101137107     34,366   2,040,750 SH       Sole         1,839,650         201,100
CIT Group Inc.                       COM       125581108    106,792   2,042,299 SH       Sole         1,838,949         203,350
CSX Corp.                            COM       126408103    184,094   2,613,482 SH       Sole         2,436,232         177,250
Canon Inc - Spons ADR                ADR       138006309      6,693      91,350 SH       Sole            91,350
Capital One Financial Corp.          COM       14040H105    133,056   1,557,125 SH       Sole         1,402,125         155,000
Carnival Corp.                    PAIRED CTF   143658300     19,137     458,479 SH       Sole           411,779          46,700
Caterpillar Inc.                     COM       149123101    192,969   2,590,887 SH       Sole         2,418,687         172,200
Citigroup Inc.                       COM       172967101    518,267  10,743,502 SH       Sole         9,959,050         784,452
Credit Suisse Group Sponsored   SPONSORED ADR  225401108     19,518     348,600 SH       Sole           348,600
Dominion Resources Inc.              COM       25746U109    326,793   4,369,477 SH       Sole         4,102,977         266,500
E.ON AG Sponsored ADR           SPONSORED ADR  268780103     16,652     434,200 SH       Sole           434,200
EMC Corp.                            COM       268648102    102,780   9,369,200 SH       Sole         8,723,250         645,950
Entergy Corp.                        COM       29364G103    337,440   4,769,466 SH       Sole         4,468,841         300,625
Exelon Corp.                         COM       30161N101    193,015   3,396,350 SH       Sole         3,055,050         341,300
Exxon Mobil Corporation              COM       30231G102    547,806   8,929,189 SH       Sole         8,296,039         633,150
Freescale Semiconductor Inc. -       CL B      35687M206     76,462   2,600,740 SH       Sole         2,338,800         261,940
General Electric Co.                 COM       369604103    394,960  11,983,000 SH       Sole        11,230,250         752,750
Goldman Sachs Group Inc.             COM       38141G104    161,477   1,073,435 SH       Sole           967,110         106,325
Halliburton Co .                     COM       406216101    216,817   2,921,670 SH       Sole         2,746,720         174,950
Hess Corp.                           COM       42809H107    151,815   2,872,562 SH       Sole         2,586,212         286,350
Hewlett-Packard Co.                  COM       428236103    223,197   7,045,370 SH       Sole         6,641,920         403,450
Honeywell International Inc.         COM       438516106    302,409   7,503,950 SH       Sole         7,002,050         501,900
ING Groep N V ADR               SPONSORED ADR  456837103     18,109     460,550 SH       Sole           460,550
International Business Machine       COM       459200101    191,638   2,494,632 SH       Sole         2,247,607         247,025
International Paper                  COM       460146103    135,536   4,196,150 SH       Sole         3,777,550         418,600
JPMorgan Chase & Co.                 COM       46625H100    385,203   9,171,500 SH       Sole         8,567,450         604,050
Kookmin Bank - Spons ADR        SPONSORED ADR  50049M109     15,678     188,750 SH       Sole           188,750
Marathon Oil Corp.                   COM       565849106    304,971   3,661,121 SH       Sole         3,423,670         237,451
McDonald's Corp.                     COM       580135101    402,349  11,974,679 SH       Sole        11,207,279         767,400
Motorola Inc.                        COM       620076109    259,827  12,894,661 SH       Sole        12,095,011         799,650
National Oilwell Varco Inc.          COM       637071101     69,950   1,104,700 SH       Sole           995,950         108,750
Nike Inc.                            CL B      654106103     95,102   1,174,100 SH       Sole         1,058,200         115,900
Norfolk Southern Corp.               COM       655844108    219,546   4,125,259 SH       Sole         3,876,159         249,100
Novartis AG - ADR               SPONSORED ADR  66987V109    372,245   6,903,649 SH       Sole         6,518,949         384,700
Occidental Petroleum                 COM       674599105    161,104   1,570,981 SH       Sole         1,417,081         153,900
Pepsico Inc.                         COM       713448108    223,733   3,726,394 SH       Sole         3,352,824         373,570
Philips Electronics N V - NY S  NY REG SH NEW  500472303     22,129     710,626 SH       Sole           710,626
Siemens AG Sponsored ADR        SPONSORED ADR  826197501     22,091     254,450 SH       Sole           254,450
Sprint Nextel Corp.                COM FON     852061100    309,000  15,457,704 SH       Sole        14,390,804       1,066,900
St Paul Travelers Cos Inc.           COM       792860108    257,201   5,769,421 SH       Sole         5,389,876         379,545
Temple Inland Inc.                   COM       879868107     85,487   1,994,103 SH       Sole         1,797,353         196,750
Textron Inc.                         COM       883203101    104,413   1,132,711 SH       Sole         1,018,411         114,300
Total S.A. ADR                  SPONSORED ADR  89151E109     29,785     454,600 SH       Sole           454,600
Toyota Motor Corp ADR           SP ADR REP2COM 892331307     12,938     123,700 SH       Sole           123,700
UBS AG ADR                        NAMEN AKT    H8920M855     19,011     173,300 SH       Sole           173,300
Union Pacific Corp.                  COM       907818108    138,245   1,487,150 SH       Sole         1,338,475         148,675
United States Steel Corp.            COM       912909108    186,346   2,657,534 SH       Sole         2,490,784         166,750
Vivendi ADR                      SPON ADR NEW  92851S204     16,067     460,250 SH       Sole           460,250
Wal-Mart Stores Inc.                 COM       931142103    337,193   7,000,067 SH       Sole         6,567,417         432,650
Wells Fargo and Co.                  COM       949746101    243,843   3,635,109 SH       Sole         3,274,159         360,950
REPORT SUMMARY                        59                 11,435,076